Shareholders’ Equity (Details) - USD ($)							6 Months Ended				12 Months Ended
		Jul. 16, 2026	Jun. 12, 2026	Nov. 26, 2024	Apr. 11, 2023	Jan. 11, 2023	Mar. 31, 2026		Mar. 31, 2025		Sep. 30, 2025		Sep. 30, 2024		Mar. 10, 2025
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 500,000	$ 50,000	$ 500,000
Divided authorized shares					500,000	50,000
Divided per shares (in Dollars per share)					$ 1	$ 1
Share issued						1
Issued of ordinary shares					19,999
Share issued value (in Dollars)									$ 3,725,261		$ 3,725,261
Ordinary shares, par value (in Dollars per share)	[1]										$ 0.00015		$ 0.00015
Ordinary shares, authorized	[1]										1,333,333		1,333,333
Ordinary shares, issued	[1]
Ordinary shares, outstanding	[1]
Share capital (in Dollars)															$ 2,000,000
Reduction in additional paid in capital											$ 25,467		$ 17,981,003
Nominal amount											900,000
Additional paid-in capital											17,981,003
Reclassified to additional paid-in capital											$ 25,467
Aggregate nominal amount							$ 900,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Divided authorized shares					1,000
Issued of ordinary shares									95,833	[2]	95,833	[3]
Share issued value (in Dollars)									$ 14	[2]	$ 14	[3]
Ordinary shares, par value (in Dollars per share)					$ 0.001						$ 0.00015
Ordinary shares, authorized					500,000,000
Ordinary shares, issued					20,000,000
Offering shares										[2]		[3]
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)			$ 2,000,000								$ 258		200
Ordinary shares, par value (in Dollars per share)			$ 0.001
Share capital (in Dollars)			$ 2,000,000								258
Reduction in additional paid in capital											19,800		19,800
Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)			$ 90,000,000								25,725		$ 20,000
Ordinary shares, par value (in Dollars per share)			$ 0.00001
Share capital (in Dollars)			$ 90,000,000								$ 25,725
HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)					$ 1	$ 1
Share issued						1
Share issued value (in Dollars)					$ 19,999
Ordinary shares, authorized															8,500,000
Ordinary shares, issued					20,000										8,500,000
Ordinary shares, outstanding					20,000										8,500,000
HSZ Holdings Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued of ordinary shares					19,999
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00015	$ 0.00001
Ordinary Shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued					20,000
Ordinary shares, outstanding					20,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issued							4,255
Ordinary shares, par value (in Dollars per share)							$ 0.00015	[4]			$ 0.00015	[1]	$ 0.00015	[1]
Ordinary shares, authorized							5,700,000,000	[4]			5,700,000,000	[1]	5,700,000,000	[1]
Ordinary shares, issued							1,152,588	[4]			1,152,588	[1]
Ordinary shares, outstanding							1,152,588	[4]			1,152,588	[1]
Offering shares		4,255
Shares authorized but unissued															1,882,775,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued of ordinary shares	[3]
Share issued value (in Dollars)										[2]		[3]
Ordinary shares, par value (in Dollars per share)															$ 0.001
Ordinary shares, authorized											5,700,000,000
Ordinary shares, issued											1,152,588
Ordinary shares, outstanding											1,152,588
Offering shares									1,152,588	[2]	1,152,588	[3]
Class A Ordinary Shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized															1,900,000,000
Class A Ordinary Shares [Member] | HSZ Holdings Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.00015	[4]			$ 0.00015	[1]	$ 0.00015	[1]
Ordinary shares, authorized							300,000,000	[4]			300,000,000	[1]	300,000,000	[1]
Ordinary shares, issued							566,667	[4]			566,667	[1]
Ordinary shares, outstanding							566,667	[4]			566,667	[1]
Shares authorized but unissued															91,500,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issued of ordinary shares	[3]
Share issued value (in Dollars)										[2]		[3]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Ordinary shares, authorized											300,000,000
Ordinary shares, issued											566,667		1,333,333
Ordinary shares, outstanding											566,667		1,333,333
Offering shares										[2]		[3]
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock vote			20
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock vote			100
Class B Ordinary Shares [Member] | HSZ Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.001
Ordinary shares, authorized															100,000,000
Fractional Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.00015
IPO [Member]
Shareholders’ Equity [Line Items]
Divided per shares (in Dollars per share)				$ 4
Gross proceeds (in Dollars)				$ 5,750,000
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Offering shares				1,437,500
Split-adjusted ordinary shares				95,833
IPO [Member] | Split Adjusted Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Offering shares				95,833

[1]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[2]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[3]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.
[4]	Share and per share data give retroactive effect to the 1-for-15 reverse stock split executed on June 16, 2026.